Quarterly Holdings Report
for
Fidelity® Series International Value Fund
January 31, 2025
VSF-S-NPRT1-0425
1.907974.115
Common Stocks - 99.1%
	Shares	Value ($)
AUSTRALIA - 4.6%
Financials - 1.5%
Banks - 0.3%
Commonwealth Bank of Australia	366,343	36,151,552
Capital Markets - 1.2%
Macquarie Group Ltd	1,202,070	177,825,316
TOTAL FINANCIALS		213,976,868

Materials - 3.1%
Metals & Mining - 3.1%
BHP Group Ltd	10,166,702	249,691,028
Glencore PLC	44,770,527	193,428,813
		443,119,841
TOTAL AUSTRALIA		657,096,709
BELGIUM - 2.1%
Financials - 1.0%
Banks - 1.0%
KBC Group NV	1,859,587	143,411,937
Health Care - 1.1%
Pharmaceuticals - 1.1%
UCB SA	813,800	158,885,239
TOTAL BELGIUM		302,297,176
DENMARK - 0.5%
Industrials - 0.5%
Air Freight & Logistics - 0.5%
DSV A/S	361,040	71,924,317
FINLAND - 1.4%
Financials - 1.0%
Insurance - 1.0%
Mandatum Holding Oy	2,594,187	12,818,231
Sampo Oyj A Shares	3,279,667	135,344,551
		148,162,782
Utilities - 0.4%
Electric Utilities - 0.4%
Fortum Oyj	3,643,700	52,919,641
TOTAL FINLAND		201,082,423
FRANCE - 9.8%
Communication Services - 0.5%
Entertainment - 0.2%
Vivendi SE	10,939,555	30,920,562
Media - 0.3%
Canal+ SA	10,939,555	24,923,766
Louis Hachette Group	10,939,555	14,630,737
		39,554,503
TOTAL COMMUNICATION SERVICES		70,475,065

Consumer Staples - 1.4%
Food Products - 1.4%
Danone SA	2,944,500	206,247,395
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
TotalEnergies SE	4,184,967	242,444,081
Financials - 3.6%
Banks - 1.3%
BNP Paribas SA	2,747,570	187,685,652
Insurance - 2.3%
AXA SA	8,473,479	321,459,725
TOTAL FINANCIALS		509,145,377

Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
EssilorLuxottica SA	177,300	48,870,472
Industrials - 0.2%
Building Products - 0.2%
Cie de Saint-Gobain SA	364,900	34,217,922
Information Technology - 0.8%
IT Services - 0.8%
Alten SA	493,308	45,674,376
Capgemini SE	393,728	71,546,838
		117,221,214
Materials - 1.3%
Chemicals - 1.3%
Air Liquide SA	1,045,588	182,645,172
TOTAL FRANCE		1,411,266,698
GERMANY - 13.6%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG	354,800	28,930,264
Financials - 3.5%
Banks - 0.2%
Commerzbank AG (a)	1,832,600	35,513,281
Capital Markets - 0.5%
Barlatier SA	3,881,300	76,261,164
Insurance - 2.8%
Hannover Rueck SE	616,663	162,682,372
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	438,791	237,838,932
		400,521,304
TOTAL FINANCIALS		512,295,749

Health Care - 1.0%
Health Care Providers & Services - 0.9%
Fresenius SE & Co KGaA (b)	3,414,800	130,966,725
Pharmaceuticals - 0.1%
Bayer AG	778,282	17,415,328
TOTAL HEALTH CARE		148,382,053

Industrials - 6.6%
Aerospace & Defense - 3.4%
Rheinmetall AG	599,981	470,176,289
Air Freight & Logistics - 0.7%
Deutsche Post AG	2,747,907	98,932,376
Industrial Conglomerates - 2.0%
Siemens AG	1,355,487	290,583,894
Machinery - 0.5%
Daimler Truck Holding AG	1,731,900	76,628,106
TOTAL INDUSTRIALS		936,320,665

Materials - 0.9%
Chemicals - 0.9%
BASF SE	1,865,400	89,870,721
Covestro AG	704,100	43,314,697
		133,185,418
Real Estate - 0.9%
Real Estate Management & Development - 0.9%
Vonovia SE	4,317,370	132,528,865
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
RWE AG	2,304,400	71,410,495
TOTAL GERMANY		1,963,053,509
HONG KONG - 0.7%
Financials - 0.7%
Insurance - 0.7%
Prudential PLC	11,698,976	97,358,187
INDIA - 0.6%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Reliance Industries Ltd GDR (c)	1,458,900	85,637,430
INDONESIA - 0.6%
Financials - 0.6%
Banks - 0.6%
Bank Central Asia Tbk PT	150,732,900	87,075,365
ISRAEL - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd ADR (b)	1,977,400	35,059,302
ITALY - 5.3%
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Eni SpA	10,438,600	146,959,126
Financials - 3.0%
Banks - 3.0%
Mediobanca Banca di Credito Finanziario SpA	11,512,555	189,059,662
UniCredit SpA	5,231,200	240,233,750
		429,293,412
Industrials - 1.3%
Electrical Equipment - 0.8%
Prysmian SpA	1,670,200	116,677,694
Passenger Airlines - 0.5%
Ryanair Holdings PLC ADR (a)	1,516,600	70,810,054
TOTAL INDUSTRIALS		187,487,748

TOTAL ITALY		763,740,286
JAPAN - 23.7%
Communication Services - 2.0%
Entertainment - 1.3%
Nintendo Co Ltd	2,931,600	192,326,732
Interactive Media & Services - 0.3%
LY Corp	12,803,600	37,398,388
Wireless Telecommunication Services - 0.4%
SoftBank Group Corp	970,737	59,342,774
TOTAL COMMUNICATION SERVICES		289,067,894

Consumer Discretionary - 3.3%
Automobile Components - 1.2%
Denso Corp	12,227,784	169,214,251
Automobiles - 0.9%
Toyota Motor Corp	6,676,300	126,646,212
Household Durables - 1.2%
Sony Group Corp	5,252,725	115,924,189
Sumitomo Forestry Co Ltd	1,818,100	62,153,032
		178,077,221
TOTAL CONSUMER DISCRETIONARY		473,937,684

Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Inpex Corp	4,672,500	55,761,858
Financials - 7.0%
Banks - 4.8%
Mitsubishi UFJ Financial Group Inc	27,972,644	353,753,153
Sumitomo Mitsui Financial Group Inc	13,960,949	344,041,156
		697,794,309
Financial Services - 1.0%
ORIX Corp	7,078,333	149,514,392
Insurance - 1.2%
Tokio Marine Holdings Inc	5,055,925	166,761,449
TOTAL FINANCIALS		1,014,070,150

Health Care - 0.5%
Health Care Equipment & Supplies - 0.5%
Hoya Corp	484,609	65,076,189
Industrials - 6.1%
Industrial Conglomerates - 2.7%
Hitachi Ltd	15,223,800	382,733,040
Machinery - 1.4%
MINEBEA MITSUMI Inc	2,504,151	40,188,357
Mitsubishi Heavy Industries Ltd	10,883,500	159,282,709
		199,471,066
Trading Companies & Distributors - 2.0%
ITOCHU Corp	3,256,253	149,931,155
Mitsui & Co Ltd	7,176,700	142,041,173
		291,972,328
TOTAL INDUSTRIALS		874,176,434

Information Technology - 3.2%
Electronic Equipment, Instruments & Components - 0.3%
Ibiden Co Ltd (a)	1,611,644	47,258,234
IT Services - 1.2%
Fujitsu Ltd	6,156,200	119,059,438
TIS Inc	2,276,956	50,346,428
		169,405,866
Semiconductors & Semiconductor Equipment - 0.8%
Renesas Electronics Corp	8,344,460	111,769,705
Technology Hardware, Storage & Peripherals - 0.9%
FUJIFILM Holdings Corp	6,166,447	135,853,603
TOTAL INFORMATION TECHNOLOGY		464,287,408

Materials - 1.3%
Chemicals - 1.3%
NOF Corp	599,003	7,969,377
Shin-Etsu Chemical Co Ltd	5,923,010	183,626,537
		191,595,914
TOTAL JAPAN		3,427,973,531
KOREA (SOUTH) - 0.2%
Information Technology - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Samsung Electronics Co Ltd	780,963	27,802,694
NETHERLANDS - 0.1%
Communication Services - 0.1%
Media - 0.1%
Havas NV	10,939,555	17,238,667
SINGAPORE - 1.3%
Financials - 1.3%
Banks - 1.3%
United Overseas Bank Ltd	6,722,089	184,787,906
SOUTH AFRICA - 1.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Thungela Resources Ltd (United Kingdom)	694,774	5,104,093
Materials - 1.1%
Metals & Mining - 1.1%
Anglo American PLC	5,333,745	156,178,493
TOTAL SOUTH AFRICA		161,282,586
SPAIN - 2.7%
Financials - 2.7%
Banks - 2.7%
Banco Santander SA	63,469,172	325,248,140
Bankinter SA	8,036,300	68,629,012

TOTAL SPAIN		393,877,152
SWEDEN - 1.9%
Financials - 1.9%
Financial Services - 1.9%
Investor AB B Shares	9,467,960	270,091,068
SWITZERLAND - 3.6%
Financials - 3.6%
Capital Markets - 0.6%
UBS Group AG (United States) (a)	2,416,129	85,579,289
Insurance - 3.0%
Swiss Life Holding AG	165,010	135,341,718
Zurich Insurance Group AG	501,370	303,812,526
		439,154,244
TOTAL SWITZERLAND		524,733,533
UNITED KINGDOM - 14.3%
Consumer Discretionary - 2.1%
Broadline Retail - 0.2%
B&M European Value Retail SA	6,414,300	25,775,967
Hotels, Restaurants & Leisure - 0.3%
Flutter Entertainment PLC (United Kingdom) (b)	157,900	42,699,664
Household Durables - 1.4%
Barratt Redrow PLC	36,507,824	206,186,863
Specialty Retail - 0.2%
JD Sports Fashion PLC	23,099,300	25,524,701
TOTAL CONSUMER DISCRETIONARY		300,187,195

Consumer Staples - 2.0%
Consumer Staples Distribution & Retail - 0.6%
Tesco PLC	20,499,700	94,347,688
Tobacco - 1.4%
Imperial Brands PLC	5,972,007	201,421,836
TOTAL CONSUMER STAPLES		295,769,524

Financials - 6.1%
Banks - 4.4%
HSBC Holdings PLC	23,653,800	247,043,191
Lloyds Banking Group PLC	262,582,500	201,890,750
Standard Chartered PLC	14,212,322	191,148,948
		640,082,889
Capital Markets - 1.0%
London Stock Exchange Group PLC	926,200	137,826,006
Insurance - 0.7%
Beazley PLC	9,115,617	94,714,561
TOTAL FINANCIALS		872,623,456

Health Care - 0.8%
Pharmaceuticals - 0.8%
Astrazeneca PLC	860,859	120,843,629
Industrials - 3.3%
Aerospace & Defense - 2.8%
BAE Systems PLC	18,276,364	276,269,871
Rolls-Royce Holdings PLC (b)	16,413,100	122,378,605
		398,648,476
Trading Companies & Distributors - 0.5%
Bunzl PLC	1,922,200	82,177,418
TOTAL INDUSTRIALS		480,825,894

TOTAL UNITED KINGDOM		2,070,249,698
UNITED STATES - 10.8%
Energy - 3.5%
Oil, Gas & Consumable Fuels - 3.5%
Shell PLC ADR	7,693,148	506,593,796
Health Care - 2.1%
Pharmaceuticals - 2.1%
GSK PLC	4,140,898	72,132,774
Roche Holding AG	739,880	232,597,544
		304,730,318
Industrials - 0.6%
Trading Companies & Distributors - 0.6%
Ferguson Enterprises Inc (United Kingdom)	487,995	88,097,464
Materials - 4.6%
Chemicals - 1.1%
Linde PLC	368,514	164,401,466
Construction Materials - 3.5%
CRH PLC	3,058,828	302,915,737
Holcim AG	1,874,340	187,853,887
		490,769,624
TOTAL MATERIALS		655,171,090

TOTAL UNITED STATES		1,554,592,668
TOTAL COMMON STOCKS (Cost $10,196,663,828)		14,308,220,905

Non-Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
GERMANY - 0.4%
Consumer Discretionary - 0.4%
Automobiles - 0.4%
Porsche Automobil Holding SE (Cost $101,593,917)	1,577,977	62,362,943

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.37	68,936,999	68,950,786
Fidelity Securities Lending Cash Central Fund (d)(e)	4.37	55,558,057	55,563,613
TOTAL MONEY MARKET FUNDS (Cost $124,514,399)			124,514,399

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $10,422,772,144)	14,495,098,247
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(55,231,963)
NET ASSETS - 100.0%	14,439,866,284

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $85,637,430 or 0.6% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	315,643,209	598,908,166	845,600,589	2,521,299	-	-	68,950,786	68,936,999	0.1%
Fidelity Securities Lending Cash Central Fund	24,880,916	348,984,050	318,301,353	192,335	-	-	55,563,613	55,558,057	0.2%
Total	340,524,125	947,892,216	1,163,901,942	2,713,634	-	-	124,514,399	124,495,056

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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